Filed with the Securities and Exchange Commission on August 27, 2021

1933 Act Registration File No. 333-181202
1940 Act Registration File No. 811-22708

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	62	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	64	[	X	]
(Check appropriate box or boxes.)

BROWN ADVISORY FUNDS
(Exact Name of Registrant as Specified in Charter)
901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (410) 537-5400

Paul J. Chew, President and Principal Executive Officer
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(Name and Address of Agent for Service)
Copy to:

Patrick W.D. Turley, Esq.
Dechert LLP
1900 K Street, NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on September 24, 2021 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 61 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 15, 2021 and pursuant to Rule 485(a)(2) would have become effective on August 29, 2021.

This Post-Effective Amendment No. 62 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 24, 2021 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 62 incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to the Brown Advisory Sustainable Small-Cap Core Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 62 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 62 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland on August 27, 2021.

Brown Advisory Funds

By: /s/ Paul J. Chew
Paul J. Chew
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Paul J. Chew	President	August 27, 2021
Paul J. Chew

/s/ Jason T. Meix	Treasurer	August 27, 2021
Jason T. Meix

Michael D. Hankin*	Trustee	August 27, 2021
Michael D. Hankin

Joseph R. Hardiman*	Trustee and Chairman of	August 27, 2021
Joseph R. Hardiman	the Board

Henry H. Hopkins*	Trustee	August 27, 2021
Henry H. Hopkins

Kyle Prechtl Legg*	Trustee	August 27, 2021
Kyle Prechtl Legg

Thomas F. O’Neil III*	Trustee	August 27, 2021
Thomas F. O’Neil III

Neal F. Triplett*	Trustee	August 27, 2021
Neal F. Triplett

* By: /s/ Patrick W.D. Turley
Patrick W.D. Turley
As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated by reference.